Note 8 - Share-based Payments	6 Months Ended
Jun. 30, 2025
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]

Note 8. Share-Based Payments

Warrant Program and Amendments

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior vested upon the closing of our initial public offering in February 2021 (“IPO”). The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2022, 2021 and 2020 expire on December 31, 2031. Warrants granted in 2025, 2024 and 2023 expire on December 31, 2031. As of June 30, 2025, and 2024, the number of warrants as a percentage of outstanding ordinary shares was 4.3% and 1.4%, respectively.

The following schedule specifies the granted warrants:

	Number of	Weighted Average Exercise
	Warrants	Price/Share
Warrants granted as at December 31, 202	3,044,794	USD 1.19(1)
Warrants granted	1,372,407	USD 0.07
Warrants forfeited	(83,662)	USD 0.23
Warrants granted as at June 30, 2025 (3)	4,333,539	USD 0.86 (2)
Warrants exercisable as at June 30, 2025	2,953,561	USD 1.23 (2)

	Number of	Weighted Average Exercise
	Warrants	Price/Share
Warrants granted as at December 31, 202	2,738,473	USD 1.41(1)
Warrants granted	538,460	USD 0.40
Warrants forfeited	(84,559)	USD 2.75
Warrants granted as at June 30, 2024 (3)	3,192,374	USD 1.20 (2)
Warrants exercisable as at June 30, 2024	2,258,206	USD 1.02 (2)

(1)     December 31, 2024 and 2023 USD-end rate used.

(2)     June 30, 2023 and 2024 USD-end rate used.

(3)    Number of warrants exclude non-employee warrants as referred to in Note 6.

For employee warrants, covering the three and six months ended June 30, 2025, a service cost of $0.1 million and $0.1 million has been recognized respectively, based on the estimated fair value of the warrants granted in prior periods and warrants expected to be granted. For the three and six months ended June 30, 2024, a service cost of $0.1 million and $0.2 million has been recognized respectively, based on the estimated fair value of the warrants granted in prior periods and warrants expected to be granted.

Determining the initial fair value and subsequent accounting for equity awards requires significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. Warrants are granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and expected volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The expected volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.

The following assumptions have been applied for the warrants issued during the six months ended June 30, 2025, and 2024, respectively:

	Six Months Ended June 30,
	2025	2024
Expected term (in years)	5.0 –7.0	5.0 –7.0
Risk-free interest rate	3.96% –4.09%	4.71% –4.72%
Expected volatility	85%	85%
Share price	$0.05	$0.42